UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value
Consumer Discretionary

Advertising – 0.8%
Acosta, Inc.,
7.750%, 10–1–22 (A)		$400	$353
Lamar Media Corp.,
5.375%, 1–15–24 (B)		681	701
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22		353	361
5.625%, 2–15–24		350	360
5.625%, 2–15–24 (A)		37	38

			1,813

Apparel Retail – 1.8%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21		2,629	867
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (A)(C)		276	69
Gymboree Corp. (The),
9.125%, 12–1–18		413	93
Hot Topic, Inc.,
9.250%, 6–15–21 (A)(B)		2,509	2,220
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (A)(C)		766	640
Nine West Holdings, Inc.,
8.250%, 3–15–19 (A)		2,110	422

			4,311

Automotive Retail – 0.5%
Group 1 Automotive, Inc.,
5.000%, 6–1–22		424	420
Sonic Automotive, Inc.,
5.000%, 5–15–23 (B)		919	873

			1,293

Broadcasting – 4.6%
Clear Channel Communications, Inc.,
10.000%, 1–15–18		2,330	885
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20 (B)		119	108
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20 (B)		10,000	9,238
Cumulus Media, Inc.,
7.750%, 5–1–19 (B)		2,000	675

			10,906

Cable & Satellite – 19.1%
Altice Financing S.A.,
6.625%, 2–15–23 (A)		367	363
Altice S.A.:
7.250%, 5–15–22 (A)(D)	EUR	152	155
7.750%, 5–15–22 (A)(B)		$13,835	12,486
6.250%, 2–15–25 (A)(D)	EUR	184	169
7.625%, 2–15–25 (A)(B)		$11,190	9,651
Cablevision Systems Corp.,
5.875%, 9–15–22 (B)		2,254	1,916
Columbus International, Inc.,
7.375%, 3–30–21 (A)		268	265
DISH DBS Corp.:
6.750%, 6–1–21 (B)		7,500	7,556
5.875%, 7–15–22 (B)		2,000	1,865
5.000%, 3–15–23		250	217
Neptune Finco Corp.:
10.125%, 1–15–23 (A)		831	866
6.625%, 10–15–25 (A)		394	410
10.875%, 10–15–25 (A)		794	832
Sirius XM Radio, Inc.,
4.625%, 5–15–23 (A)(B)		4,586	4,494
VTR Finance B.V.,
6.875%, 1–15–24 (A)(B)		3,584	3,297
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (A)(C)		437	422
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (A)		313	299

			45,263

Casinos & Gaming – 3.8%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (A)(D)	CAD	1,643	1,140
MCE Finance Ltd.,
5.000%, 2–15–21 (A)(B)		$337	307
Scientific Games Corp.,
8.125%, 9–15–18		206	150
Studio City Finance Ltd.,
8.500%, 12–1–20 (A)(B)		4,614	4,453
Wynn Macau Ltd.,
5.250%, 10–15–21 (A)(B)		3,331	2,931

			8,981

Distributors – 1.0%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (A)(B)	2,618	2,461

Movies & Entertainment – 1.9%
AMC Entertainment, Inc.,
5.750%, 6–15–25 (B)	1,121	1,126
Cinemark USA, Inc.:
5.125%, 12–15–22 (B)	164	163
4.875%, 6–1–23 (B)	1,451	1,415
WMG Acquisition Corp.:
5.625%, 4–15–22 (A)(B)	161	155
6.750%, 4–15–22 (A)	1,972	1,706

		4,565

Specialized Consumer Services – 3.9%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)	4,500	3,307
Carlson Travel Holdings,
7.500%, 8–15–19 (A)(C)	800	788
Lansing Trade Group,
9.250%, 2–15–19 (A)(B)	1,170	1,097
Nielsen Finance,
5.500%, 10–1–21 (A)(B)	1,396	1,431
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (A)(B)	2,677	2,644

		9,267

Specialty Stores – 0.7%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (A)(C)	2,806	1,543
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (A)	81	65

		1,608

Total Consumer Discretionary – 38.1%		90,468
Consumer Staples

Food Distributors – 0.4%
Simmons Foods, Inc.,
7.875%, 10–1–21 (A)	1,000	905

Packaged Foods & Meats – 2.1%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (A)(B)	2,496	2,259
5.750%, 6–15–25 (A)	758	659
Post Holdings, Inc.:
7.375%, 2–15–22 (B)	515	537
7.750%, 3–15–24 (A)	856	897
8.000%, 7–15–25 (A)	545	578

		4,930

Tobacco – 0.7%
Prestige Brands, Inc.,
5.375%, 12–15–21 (A)	1,820	1,747

Total Consumer Staples – 3.2%		7,582
Energy

Coal & Consumable Fuels – 0.8%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (A)(B)	2,427	1,966

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (A)(B)	617	418

Oil & Gas Equipment & Services – 0.3%
Key Energy Services, Inc.,
6.750%, 3–1–21	3,206	806

Oil & Gas Exploration & Production – 3.9%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (A)	1,127	800
California Resources Corp.:
8.000%, 12–15–22 (A)	4,807	2,530
6.000%, 11–15–24	1,792	547
Chesapeake Energy Corp.:
6.500%, 8–15–17	1,063	531
7.250%, 12–15–18	79	31
8.000%, 12–15–22	548	268
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	1,414	1,091
Crownrock L.P.,
7.750%, 2–15–23 (A)	369	347
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (A)(B)	1,087	967
8.125%, 9–15–23 (A)	378	340
Gulfport Energy Corp.,
6.625%, 5–1–23	112	94
Laredo Petroleum, Inc.,
7.375%, 5–1–22	1,061	976
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20	940	432

Whiting Petroleum Corp.,
5.750%, 3–15–21	293	214

		9,168

Oil & Gas Refining & Marketing – 2.0%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (A)	2,303	1,641
Offshore Group Investment Ltd.,
7.500%, 11–1–19 (E)	883	194
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (A)	1,187	1,157
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (A)	401	361
6.750%, 5–1–23 (A)	1,751	1,471

		4,824

Total Energy – 7.2%		17,182
Financials

Consumer Finance – 2.4%
Creditcorp,
12.000%, 7–15–18 (A)(B)	5,248	3,358
Quicken Loans, Inc.,
5.750%, 5–1–25 (A)	1,688	1,608
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (A)	1,384	706

		5,672

Diversified Capital Markets – 0.9%
Patriot Merger Corp.,
9.000%, 7–15–21 (A)(B)	2,477	2,267

Other Diversified Financial Services – 3.0%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (A)(C)	954	902
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (A)	237	198
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (A)(B)	1,625	1,641
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (A)(B)(C)	5,743	4,307

		7,048

Property & Casualty Insurance – 0.6%
Hub International Ltd.,
7.875%, 10–1–21 (A)	1,500	1,350

Real Estate Development – 0.4%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (A)(C)	970	907

Specialized Finance – 3.4%
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (A)(B)	5,208	5,208
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (A)(B)	3,985	2,969

		8,177

Specialized REITs – 1.1%
Aircastle Ltd.:
5.125%, 3–15–21	1,719	1,766
5.500%, 2–15–22	803	825

		2,591

Thrifts & Mortgage Finance – 3.1%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (A)(B)	7,500	7,256

Total Financials – 14.9%		35,268
Health Care

Health Care Facilities – 1.5%
Capsugel S.A.,
7.000%, 5–15–19 (A)(C)	141	138
Greatbatch Ltd.,
9.125%, 11–1–23 (A)(B)	1,373	1,359
Tenet Healthcare Corp.,
8.125%, 4–1–22 (B)	2,087	2,082

		3,579

Health Care Supplies – 2.5%
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (A)(B)	1,624	1,112
Universal Hospital Services, Inc.,
7.625%, 8–15–20 (B)	5,000	4,694

		5,806

Pharmaceuticals – 2.3%
Concordia Healthcare Corp.,
9.500%, 10–21–22 (A)(B)	3,266	3,217
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (A)	1,061	1,034
JLL/Delta Dutch Pledgeco B.V.,
8.750%, 5–1–20 (A)(C)	125	121
VPII Escrow Corp.,
7.500%, 7–15–21 (A)	458	457
VRX Escrow Corp.,
5.375%, 3–15–20 (A)	736	692

		5,521

Total Health Care – 6.3%		14,906

Industrials

Aerospace & Defense – 1.6%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (A)(B)	5,200	3,744

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (B)	495	537

Building Products – 0.7%
Ply Gem Industries, Inc.,
6.500%, 2–1–22	1,923	1,749

Diversified Support Services – 3.7%
Algeco Scotsman Global Finance plc,
8.500%, 10–15–18 (A)(B)	10,575	8,857

Environmental & Facilities Services – 0.7%
GFL Environmental, Inc.,
7.875%, 4–1–20 (A)	1,568	1,552

Railroads – 0.8%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (A)(B)	1,462	1,337
9.750%, 5–1–20 (A)	607	413

		1,750

Total Industrials – 7.7%		18,189
Information Technology

Application Software – 1.8%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (A)	484	468
Infor (U.S.), Inc.,
5.750%, 8–15–20 (A)	388	391
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (A)(B)	4,000	3,420

		4,279

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (A)(B)	1,853	1,765
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (A)(B)	3,773	3,415

		5,180

Electronic Manufacturing Services – 0.5%
KEMET Corp.,
10.500%, 5–1–18	1,440	1,224

IT Consulting & Other Services – 1.0%
NCR Escrow Corp.:
5.875%, 12–15–21 (B)	1,154	1,137
6.375%, 12–15–23 (B)	1,233	1,214

		2,351

Semiconductors – 1.3%
Micron Technology, Inc.:
5.875%, 2–15–22 (B)	1,798	1,748
5.500%, 2–1–25 (B)	1,577	1,372

		3,120

Total Information Technology – 6.8%		16,154
Materials

Aluminum – 1.1%
Constellium N.V.:
8.000%, 1–15–23 (A)	1,892	1,480
5.750%, 5–15–24 (A)(B)	260	177
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (A)(C)	1,774	883

		2,540

Construction Materials – 1.1%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (A)(B)	3,237	2,686

Diversified Metals & Mining – 4.1%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (A)(C)	2,299	196
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (A)(B)	391	302
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (A)	3,959	3,143
9.750%, 3–1–22 (A)	187	171
6.875%, 4–1–22 (A)	7,615	4,683
Lundin Mining Corp.:
7.500%, 11–1–20 (A)(B)	715	670
7.875%, 11–1–22 (A)	584	537

		9,702

Metal & Glass Containers – 0.6%
Ardagh Finance Holdings,
8.625%, 6–15–19 (A)(B)(C)	1,570	1,547

Total Materials – 6.9%		16,475

Telecommunication Services

Alternative Carriers – 1.8%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22		812	682
Level 3 Communications, Inc.,
5.750%, 12–1–22 (B)		2,176	2,225
Level 3 Escrow II, Inc.,
5.375%, 8–15–22		1,411	1,432

			4,339

Integrated Telecommunication Services – 15.6%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (A)(B)		403	320
CenturyLink, Inc.,
5.800%, 3–15–22 (B)		13,000	11,914
Frontier Communications Corp.:
8.875%, 9–15–20 (A)(B)		1,341	1,358
6.250%, 9–15–21 (B)		10,811	9,162
10.500%, 9–15–22 (A)		790	785
7.125%, 1–15–23 (B)		195	168
6.875%, 1–15–25 (B)		562	463
11.000%, 9–15–25 (A)		888	879
GCI, Inc.,
6.875%, 4–15–25 (B)		1,497	1,531
Sprint Corp.:
7.250%, 9–15–21 (B)		11,841	8,822
7.875%, 9–15–23 (B)		2,173	1,632

			37,034

Wireless Telecommunication Service – 1.7%
Sable International Finance Ltd.,
6.875%, 8–1–22 (A)		1,619	1,562
T-Mobile USA, Inc.:
6.464%, 4–28–19 (B)		728	750
6.731%, 4–28–22 (B)		158	165
6.500%, 1–15–26		1,564	1,579

			4,056

Total Telecommunication Services – 19.1%			45,429

TOTAL CORPORATE DEBT SECURITIES – 110.2%			$261,653
(Cost: $309,050)

LOANS (I)
Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		955	851

Apparel Retail – 4.7%
Hoffmaster Group, Inc.,
10.000%, 5–9–21		1,222	1,136
Talbots, Inc. (The):
5.500%, 3–19–20		1,220	1,147
9.500%, 3–19–21		950	890
True Religion Apparel, Inc.:
5.875%, 7–30–19		14,475	8,010

			11,183

Auto Parts & Equipment – 2.5%
Direct ChassisLink, Inc.,
8.250%, 11–7–19		6,054	5,851

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.130%, 11–26–19 (D)	CAD	726	520
5.950%, 11–26–19 (D)		2	2

			522

General Merchandise Stores – 1.9%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$1,275	1,133
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		4,641	3,426

			4,559

Housewares & Specialties – 0.3%
KIK Custom Products, Inc.,
6.000%, 8–26–22		783	757

Movies & Entertainment – 0.2%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22		500	460

Specialized Consumer Services – 0.2%
Wand Intermediate I L.P.,
8.250%, 9–17–22		403	383

Total Consumer Discretionary – 10.4%			24,566
Consumer Staples

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc.,
9.250%, 10–21–22		979	959

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC,
7.750%, 6–30–22		748	703

Total Consumer Staples – 0.7%			1,662

Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12–16–20	1,001	605

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20	1,364	993

Oil & Gas Exploration & Production – 2.0%
Callon Petroleum Co.,
8.500%, 10–8–21	5,094	4,839

Oil & Gas Refining & Marketing – 0.1%
Fieldwood Energy LLC,
8.375%, 9–30–20	813	122

Oil & Gas Storage & Transportation – 1.4%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	2,239	2,172
11.750%, 2–16–21	1,224	1,163

		3,335

Total Energy – 4.2%		9,894
Financials

Consumer Finance – 0.3%
TransFirst, Inc.,
9.000%, 11–12–22	692	676

Total Financials – 0.3%		676
Health Care

Health Care Facilities – 0.1%
Surgery Center Holdings, Inc.,
8.500%, 11–3–21	278	261

Life Sciences Tools & Services – 0.6%
Atrium Innovations, Inc.,
7.750%, 8–10–21	1,740	1,479

Total Health Care – 0.7%		1,740
Industrials

Building Products – 1.7%
C.H.I. Overhead Doors, Inc.,
8.750%, 7–31–23	956	884
GYP Holdings III Corp.,
7.750%, 4–1–22	2,012	1,841
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	1,719	1,272

		3,997

Construction & Engineering – 0.4%
Tensar International Corp.:
5.750%, 7–10–21	441	375
9.500%, 7–10–22	604	449

		824

Industrial Machinery – 1.1%
Accudyne Industries LLC,
4.000%, 12–13–19	87	73
Dynacast International LLC,
9.500%, 1–30–23	2,663	2,557

		2,630

Research & Consulting Services – 1.3%
Larchmont Resources LLC,
9.750%, 8–7–19	4,598	3,149

Total Industrials – 4.5%		10,600
Information Technology

Application Software – 2.2%
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	3,500	3,732
TIBCO Software, Inc.,
6.500%, 12–4–20	1,735	1,572

		5,304

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 2–28–22	899	809

IT Consulting & Other Services – 1.4%
Active Network, Inc. (The):
5.500%, 11–15–20	1,297	1,250
9.500%, 11–15–21	1,147	1,067
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	1,526	1,099

		3,416

Total Information Technology – 4.0%		9,529
Materials

Diversified Metals & Mining – 0.2%
EP Minerals LLC,
8.500%, 8–20–21	545	535

Metal & Glass Containers – 0.2%
Consolidated Container Co. LLC,
7.750%, 1–3–20	451	383

Paper Packaging – 1.2%
FPC Holdings, Inc.,
9.250%, 5–27–20	2,500	2,000
Ranpak (Rack Merger),
8.250%, 10–1–22	873	863

		2,863

Specialty Chemicals – 1.1%
Chemstralia Ltd.,
7.250%, 2–26–22	2,293	2,224
Chromaflo Technologies Corp.,
8.250%, 6–2–20	580	499

		2,723

Total Materials – 2.7%		6,504

TOTAL LOANS – 27.5%		$65,171
(Cost: $78,906)

SHORT-TERM SECURITIES

Commercial Paper (F) – 6.3%
McCormick & Co., Inc.,
0.290%, 1–4–16	11,228	11,227
Wisconsin Electric Power Co.,
0.630%, 1–4–16	3,660	3,660

		14,887

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (G)	2,816	2,816

TOTAL SHORT-TERM SECURITIES – 7.5%		$17,703
(Cost: $17,703)

TOTAL INVESTMENT SECURITIES – 145.2%		$344,527
(Cost: $405,659)

BORROWINGS (H) – (48.2)%		(114,500)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.0%		7,291

NET ASSETS – 100.0%		$237,318

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $164,763 or 69.4% of net assets.

(B)	All or a portion of securities with an aggregate value of $129,321 have been pledged as collateral on open borrowings.

(C)	Payment-in-kind bonds.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Rate shown is the yield to maturity at December 31, 2015.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

(H)	Borrowings Payable as a percentage of Total Investments is 33.2%.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

The following forward foreign currency contracts were outstanding at December 31, 2015:
	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	2,304	U.S. Dollar	1,686	1-19-16	Morgan Stanley International	$22	$—
Euro	295	U.S. Dollar	324	1-19-16	Morgan Stanley International	3	—
						$25	$—

The following total return swap agreements were outstanding at December 31, 2015:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	iBoxx $ Liquid High Yield Index	03/20/2016	$729	3M LIBOR – 0.5695	$(9)

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund receives the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying index less a financing rate, if any. As the receiver, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$261,653	$—
Loans	—	46,895	18,276
Short-Term Securities	—	17,703	—
Total	$—	$326,251	$18,276
Forward Foreign Currency Contracts	$—	$25	$—

Liabilities
Payable for Borrowing	$—	$114,500	$—
Total Return Swaps	$—	$9	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 10-1-15	$9,044
Net realized gain (loss)	(18)
Net change in unrealized appreciation (depreciation)	(507)
Purchases	3,288
Sales	(168)
Amortization/Accretion of premium/discount	81
Transfers into Level 3 during the period	11,323
Transfers out of Level 3 during the period	(4,767)
Ending Balance 12-31-15	$18,276
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-15	$(507)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$18,276	Third-party valuation service	Broker quotes

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$405,659

Gross unrealized appreciation	1,006
Gross unrealized depreciation	(62,138)

Net unrealized depreciation	$(61,132)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 26, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 26, 2016